Related Party Transactions (Details) - Schedule of Related Party Transaction - CHF (SFr)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Related Party Transactions (Details) - Schedule of Related Party Transaction [Line Items]
Short term benefits	SFr 775,391	SFr 1,172,818	SFr 946,449
Post-employee benefits years	44,469	49,050	29,467
Share bonuses			902,817
Share-based payment	283,588	223,286	240,408
Total	1,103,448	1,445,154	2,119,141
Executive Management [Member]
Related Party Transactions (Details) - Schedule of Related Party Transaction [Line Items]
Short term benefits	636,884	989,760	781,204
Post-employee benefits years	44,469	49,050	29,467
Share bonuses			902,817
Share-based payment	242,269	172,115	192,362
Total	923,622	1,210,925	1,905,850
Board of Directors [Member]
Related Party Transactions (Details) - Schedule of Related Party Transaction [Line Items]
Short term benefits	138,507	183,058	165,245
Post-employee benefits years
Share bonuses
Share-based payment	41,319	51,171	48,046
Total	SFr 179,826	SFr 234,229	SFr 213,291